Critical Accounting Estimates and Judgements - Recognition of revenue sensitivity (Details) £ in Thousands	12 Months Ended
Dec. 31, 2023 GBP (£)
Critical Accounting Estimates And Judgments [Abstract]
Effect on profit before tax, favorable	£ (1,145)
Effect on profit before tax, unfavorable	1,289
Equity, favorable	(1,145)
Equity, unfavorable	£ 1,289